                                                                      PROSPECTUS

                           PERSONAL INVESTMENT CLASS
                                     OF THE

                               TREASURY PORTFOLIO
                                       OF

                          SHORT-TERM INVESTMENTS TRUST
                          11 GREENWAY PLAZA, SUITE 100
                           HOUSTON, TEXAS 77046-1173
                                 (800) 877-4744
                               ------------------

     The Treasury Portfolio is a money market fund whose investment objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Treasury Portfolio seeks to achieve its objective by investing in direct obligations of the U.S. Treasury and repurchase agreements secured by such obligations. The instruments purchased by the Treasury Portfolio will have maturities of 397 days or less.

     The Treasury Portfolio is a series portfolio of Short-Term Investments Trust (the "Trust"), an open-end, diversified, series, management investment company. This Prospectus relates solely to the Personal Investment Class of the Treasury Portfolio, a class of shares designed to be a convenient vehicle in which customers of banks, certain broker-dealers and other financial institutions can invest in a diversified money market fund.

                               ------------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
   EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.

                               ------------------
      THIS PROSPECTUS SETS FORTH BASIC INFORMATION THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING IN SHARES OF THE PERSONAL INVESTMENT CLASS OF THE TREASURY PORTFOLIO AND SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. A STATEMENT OF ADDITIONAL INFORMATION, DATED DECEMBER 17, 1997, HAS BEEN FILED WITH THE UNITED STATES SECURITIES AND EXCHANGE COMMISSION (THE "SEC") AND IS HEREBY INCORPORATED BY REFERENCE. FOR A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION WITHOUT CHARGE, WRITE TO THE ADDRESS ABOVE OR CALL (800) 877-4744. THE SEC MAINTAINS A WEB SITE AT HTTP://WWW.SEC.GOV THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING THE TRUST.

     THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE TRUST'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THERE CAN BE NO ASSURANCE THAT THE TREASURY PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. SHARES OF THE TRUST INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

                      PROSPECTUS DATED: DECEMBER 17, 1997

                               TABLE OF CONTENTS

                                   PAGE                                          PAGE
                                   ----                                          ----
SUMMARY...........................    2      DIVIDENDS..........................   12
TABLE OF FEES AND EXPENSES........    4      TAXES..............................   12
FINANCIAL HIGHLIGHTS..............    5      NET ASSET VALUE....................   13
SUITABILITY FOR INVESTORS.........    6      YIELD INFORMATION..................   14
INVESTMENT PROGRAM................    6      REPORTS TO SHAREHOLDERS............   14
PURCHASE OF SHARES................    9      MANAGEMENT OF THE TRUST............   14
REDEMPTION OF SHARES..............   11      GENERAL INFORMATION................   17

                                    SUMMARY

THE PORTFOLIO AND ITS INVESTMENT OBJECTIVE

     The Trust is an open-end diversified series management investment company. This Prospectus relates to the Personal Investment Class (the "Class") of the Treasury Portfolio (the "Portfolio"). The Portfolio is a money market fund which invests in direct obligations of the U.S. Treasury and repurchase agreements secured by such obligations. The instruments purchased by the Portfolio will have maturities of 397 days or less. The investment objective of the Portfolio is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

     Pursuant to separate prospectuses, the Trust also offers shares of other classes of shares of beneficial interest of the Portfolio: the Institutional Class, Private Investment Class, Cash Management Class and Resource Class, representing an interest in the Portfolio. Such classes have different distribution arrangements and are designed for institutional and other categories of investors. The Trust also offers shares of two classes of another portfolio, the Treasury TaxAdvantage Portfolio, each pursuant to a separate prospectus. The portfolios of the Trust are referred to collectively as the "Portfolios."

     Because the Trust declares dividends on a daily basis, shares of each class of the Portfolio have the same net asset value (proportionate interest in the net assets of the Portfolio) and bear equally those expenses, such as the advisory fee, that are allocated to the Portfolio as a whole. All classes of the Portfolio share a common investment objective and portfolio of investments. However, different classes of the Portfolio have different shareholder qualifications and are separately allocated certain class expenses, such as those associated with the distribution of their shares. Therefore, each class will have a different dividend payment and a different yield.

INVESTORS IN THE CLASS

     The Class is designed to be a convenient vehicle in which customers of banks, certain broker-dealers and other financial institutions can invest in a diversified open-end money market fund.

PURCHASE OF SHARES

     Shares of the Class that are offered hereby are sold at net asset value. The minimum initial investment in the Class is $1,000. There is no minimum amount for subsequent investments. Payment for shares purchased must be in funds immediately available to the Trust. See "Purchase of Shares."

REDEMPTION OF SHARES

     Redemptions may be made without charge at net asset value. Payment for redeemed shares of the Class for which redemption orders are received prior to 4:00 p.m. Eastern Time will normally be made on the same day. See "Redemption of Shares."

DIVIDENDS

     The net income of the Portfolio is declared as a dividend daily to shareholders of record immediately after 4:00 p.m. Eastern Time. Dividends are paid monthly by check or wire transfer unless the shareholder has previously elected to have such dividends automatically reinvested in additional shares of the Class. Information concerning the amount of the dividends declared on any particular day will normally be available by 5:00 p.m. Eastern Time on that day. See "Dividends."

NET ASSET VALUE

     The Trust uses the amortized cost method of valuing its portfolio securities and rounds its per share net asset value to the nearest whole cent. Accordingly, the net asset value per share of the Portfolio will normally remain constant at $1.00. AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. See "Net Asset Value."


INVESTMENT ADVISOR

A I M Advisors, Inc. ("AIM") serves as the Trust's investment advisor and receives a fee based on the Trust's average daily net assets. During the fiscal year ended August 31, 1997, AIM received advisory fees with respect to the Portfolio which represented 0.06% of the average daily net assets of the Portfolio. AIM is primarily engaged in the business of acting as manager or advisor to investment companies. Under a separate Administrative Services Agreement, AIM may be reimbursed by the Trust for its costs of performing certain accounting and other administrative services for the Trust. See "Management of the Trust -- Investment Advisor" and "-- Administrative Services." Under a Transfer Agency and Service Agreement, AIM Institutional
Fund Services, Inc. ("Transfer Agent"), AIM's wholly owned subsidiary and a registered transfer agent, receives a fee for its provision of transfer agency, dividend distribution and disbursement, and shareholder services to the Trust. It is currently anticipated that, effective on or about December 29, 1997. A I M Fund Services, Inc., a wholly owned subsidiary of AIM and a registered transfer agent will become the transfer agent to the Trust. See "General Information -- Transfer Agent and Custodian."

DISTRIBUTOR AND DISTRIBUTION PLAN

     Fund Management Company ("FMC") acts as the exclusive distributor of shares of the Class. Pursuant to a plan of distribution adopted by the Trust's Board of Trustees, the Trust may pay to FMC as well as certain broker-dealers or other financial institutions up to 0.75% of the average daily net asset value of the Portfolio attributable to the Class. Of this amount, up to 0.25% may be for continuing personal services to shareholders provided by broker-dealers, banks or other financial institutions and the balance would be deemed an asset-based sales charge. See "Purchase of Shares" and "Distribution Plan."

SPECIAL RISK CONSIDERATIONS

     The Portfolio may borrow money and enter into reverse repurchase agreements. The Portfolio may invest in repurchase agreements and purchase securities for delayed delivery. Accordingly, an investment in the Portfolio may entail somewhat different risks from an investment in an investment company that does not engage in such practices. There can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share. See "Investment Program."

     The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM
Logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, La Familia AIM de Fondos and La Familia AIM de Fondos and Design are registered service marks and aimfunds.com and Invest With Discipline are service marks of A I M Management Group Inc.

                           TABLE OF FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES*
  Maximum sales load imposed on purchases
     (as a percentage of offering price)....................              None
  Maximum sales load on reinvested dividends
     (as a percentage of offering price)....................              None
  Deferred sales load (as a percentage of original purchase
     price or redemption proceeds, as applicable)...........              None
  Redemption fees (as a percentage of amount
     redeemed, if applicable)...............................              None
  Exchange fee..............................................              None
ANNUAL PORTFOLIO OPERATING EXPENSES -- PERSONAL INVESTMENT
  CLASS (AS A PERCENTAGE OF AVERAGE NET ASSETS)
  Management fees...........................................              0.06%
  12b-1 fees (after fee waivers)**..........................              0.50%***
  Other expenses:
     Custodian fees.........................................     0.01%
     Other (after expense reimbursements)**.................     0.05%
                                                               -------
          Total other expenses..............................              0.04%
                                                                          ----
  Total portfolio -- operating expenses
     Personal Investment Class**............................              0.61%
                                                                          ====

------------

  * Beneficial owners of shares of the Class should consider the effect of any charges imposed by their bank, broker-dealer or financial institution for various services.
 ** Had there been no fee waivers and no expense reimbursements, 12b-1 fees, Other expenses and Total portfolio operating expenses would have been 0.75%, 0.10% and 0.86%, respectively.
*** It is possible that as a result of Rule 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under rules of the National Association of Securities Dealers, Inc. Given the Rule 12b-1 fee of the Class, however, it is estimated that it would take a substantial number of years for a shareholder to exceed such maximum front-end sales charges.

EXAMPLE

     An investor in the Class would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.

 1 year.....................................................     $ 6
 3 years....................................................     $20
 5 years....................................................     $34
10 years....................................................     $76

     The Table of Fees and Expenses is designed to assist an investor in understanding the various costs and expenses that an investor in the Class will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management of the Trust" below.) The expense figures are based upon actual costs and fees charged to the Class for the fiscal year ended August 31, 1997, as stated to reflect current agreements. Future waivers of fees (if any) may vary from the figures reflected in the Table of Fees and Expenses. To the extent any service providers assume additional expenses of the Class, such assumption of additional expenses will have the effect of lowering the Class' overall expense ratio and increasing its yield to investors. Beneficial owners of shares of the Class should also consider the effect of any charges imposed by the institution maintaining their accounts.

      The example in the Table of Fees and Expenses assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Portfolio Operating Expenses -- Personal Investment Class" remain the same in the years shown.

      The example shown in the above table is based on the amounts listed under "Annual Portfolio Operating Expenses." THE EXAMPLE SHOULD NOT BE CONSIDERED TO BE AN ACCURATE REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                              FINANCIAL HIGHLIGHTS

      Shown below are the per share data, ratios and supplemental data (collectively "data") for each of the years in the six-year period ended August 31, 1997 and the period August 8, 1991 (date operations commenced) through August 31, 1991. The data has been audited by KPMG Peat Marwick LLP, independent auditors, whose unqualified report on the financial statements and the related notes appears in the Statement of Additional Information.

                                       1997          1996          1995       1994       1993       1992       1991
                                     --------      --------      --------   --------   --------   --------   -------
Net asset value, beginning of
  period...........................  $  1.00       $  1.00       $  1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
Income from investment operations:
  Net investment income............     0.05          0.05          0.05       0.03       0.03       0.04      0.003
                                    --------      --------      --------    -------    -------     ------     ------
Less distributions:
  Dividends (from net investment
    income)........................    (0.05)        (0.05)        (0.05)     (0.03)     (0.03)     (0.04)    (0.003)
                                    --------      --------      --------    -------    -------    -------     ------
Net asset value, end of period..... $   1.00       $  1.00       $  1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                    ========      ========      ========    =======    =======    =======     ======
Total return.......................     4.95%         5.04%         5.13%      3.02%      2.77%      4.07%      5.04%(a)
                                    ========      ========      ========    =======    =======    =======     ======
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)................... $322,971      $192,947      $114,527    $88,582    $69,867    $23,853     $  330
                                    ========      ========      ========    =======    =======    =======     ======
Ratio of expenses to average net
  asset(b).........................     0.60%(c)      0.59%         0.60%      0.58%      0.53%      0.49%      0.81%(a)
                                    ========      ========      ========    =======    =======    =======     ======
Ratio of net investment income to
  average net assets(d)............     4.85%(c)      4.91%         5.03%      2.99%      2.70%      3.55%      5.03%(a)

                                    ========      ========      ========    =======    =======    =======     ======

---------------

(a) Annualized.

(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to waiver of distribution fees and/or expense reimbursements were 0.86%, 0.92%, 0.90%, 0.91%, 0.93%, 1.03% and 12.68%
    (annualized) for the periods 1997-1991, respectively.

(c) Ratios are based on average net assets of $242,057,960.

(d) After fee waivers and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to waiver of distribution fees and/or expense reimbursements were 4.59%, 4.58%, 4.73%, 2.66%, 2.29%, 3.01%
    and (6.84%) (annualized) for the periods 1997-1991, respectively.

                           SUITABILITY FOR INVESTORS

     The Shares of the Class are intended for use primarily by customers of banks, certain broker-dealers and other financial institutions who seek a convenient vehicle in which to invest in an open-end diversified money market fund. The minimum initial investment is $1,000.

     Investors in the Class have the opportunity to receive a somewhat higher yield than might be obtainable through direct investment in money market instruments, and enjoy the benefits of diversification, economies of scale and same-day liquidity. Generally, higher interest rates can be obtained on the purchase of very large blocks of money market instruments. Of course, any such relative increase in interest rates may be offset to some extent by the operating expenses of the Class.

                               INVESTMENT PROGRAM
INVESTMENT OBJECTIVE

     The investment objective of the Portfolio is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Portfolio seeks to achieve its objective by investing in direct obligations of the U.S. Treasury and repurchase agreements secured by such obligations. The money market instruments in which the Portfolio invests are considered to carry very little risk and accordingly may not have as high a yield as that available on money market instruments of lesser quality. The Portfolio consists exclusively of money market instruments which have maturities of 397 days or less from the date of purchase (except that securities subject to repurchase agreements may have longer maturities).

INVESTMENT POLICIES

     The Portfolio invests exclusively in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and repurchase agreements relating to such securities. The Portfolio may also engage in the investment practices described below. The market values of the money market instruments held by the Portfolio will be affected by changes in the yields available on similar securities. If yields have increased since a security was purchased, the market value of such security will generally have decreased. Conversely, if yields have decreased, the market value of such security will generally have increased.

     REPURCHASE AGREEMENTS. The Portfolio intends to invest in repurchase agreements with banks and broker-dealers pertaining to the securities described above and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. Generally, "First Tier" securities are securities that are rated in the highest rating category by two nationally recognized statistical rating organizations ("NRSROs") or, if only rated by one NRSRO, are rated in the highest rating category by that NRSRO or, if unrated, are determined by AIM (under the supervision of and pursuant to guidelines established by the Trust's Board of Trustees) to be of comparable quality to a rated security that meets the foregoing quality standards. A repurchase agreement is an instrument under which the Portfolio acquires ownership of a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed-upon time and price, thereby determining the yield during the Portfolio's holding period. Repurchase transactions are limited to a term not to exceed 365 days. The Portfolio may enter into repurchase agreements only with institutions believed by the Trust's Board of Trustees to present minimal credit risk. With regard to repurchase transactions, in the event of a bankruptcy or other default of a seller of a repurchase agreement (such as the seller's failure to repurchase the obligation in accordance with the terms of the agreement), the Portfolio could experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period and (c) the expense of enforcing its rights. Repurchase agreements are considered to be loans under the 1940 Act.

     BORROWING MONEY/REVERSE REPURCHASE AGREEMENTS. The Portfolio may borrow money and enter into reverse repurchase agreements with respect to its portfolio securities in amounts up to 10% of the value of its total assets at the time of borrowing or entering into a reverse repurchase agreement. Reverse repurchase agreements involve the sale by the Portfolio of a portfolio security at an agreed-upon price, date and interest payment. The Portfolio will borrow money or enter into reverse repurchase agreements solely for temporary or defensive purposes, such as to facilitate the orderly sale of portfolio securities or to accommodate abnormally heavy redemption requests should they occur. Reverse repurchase transactions are limited to a term not to exceed 92 days. The Portfolio will use reverse repurchase agreements when the interest income to be earned from the securities that would otherwise have to be liquidated to meet redemption requests is greater than the interest expense of the reverse repurchase transaction. Reverse repurchase agreements involve the risk that the market value of securities retained by the Portfolio in lieu of liquidation may decline below the repurchase price of the securities sold by the Portfolio which it is obligated to repurchase. The risk, if encountered, could cause a reduction in the net asset value of the Portfolio's shares. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

     LENDING OF PORTFOLIO SECURITIES. The Portfolio may lend its portfolio securities in amounts up to 33-1/3% of its total assets to financial institutions in accordance with the investment restrictions of the Portfolio. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by AIM to be of good standing and only when, in AIM's judgment, the income to be earned from the loans justifies the attendant risks.

     PORTFOLIO TRANSACTIONS. The Portfolio does not seek profits through short-term trading and will generally hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. Securities held by the Portfolio will be disposed of prior to maturity if an earlier disposition is deemed desirable by AIM to meet redemption requests. In addition, AIM will continually monitor the creditworthiness of issuers whose securities are held by the Portfolio, and securities held by the Portfolio may be disposed of prior to maturity as a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

     PURCHASING DELAYED DELIVERY SECURITIES. In managing the Portfolio's investments, AIM may indicate to dealers or issuers its interest in acquiring certain securities for the Portfolio for settlement beyond a customary settlement date. In some cases, the Portfolio may agree to purchase such securities at stated prices and yields. In such cases, such securities are considered "delayed delivery" securities when traded in the secondary market. Since this is done to facilitate the acquisition of portfolio securities and is not for the purpose of investment leverage, the amount of delayed delivery securities involved may not exceed the estimated amount of funds available for investment on the settlement date. Until the settlement date, liquid assets of the Portfolio with a dollar value sufficient at all times to make payment for the delayed delivery securities will be segregated. The total amount of segregated liquid assets may not exceed 25% of the Portfolio's total assets. The delayed delivery securities, which will not begin to accrue interest until the settlement date, will be recorded as an asset of the Portfolio and will be subject to the risks of market value fluctuations. The purchase price of the delayed delivery securities will be recorded as a liability of the Portfolio until settlement. Absent extraordinary circumstances, the Portfolio's right to acquire delayed delivery securities will not be divested prior to the settlement date.

     ILLIQUID SECURITIES. The Portfolio will invest no more than 10% of its net assets in illiquid securities.

     INVESTMENT IN OTHER INVESTMENT COMPANIES. The Trust is permitted to invest in other investment companies to the extent permitted by the 1940 Act, and rules and regulations thereunder, and, if applicable, exemptive orders granted by the SEC.

     The investment policies above may be changed by the Board of Trustees without the affirmative vote of a majority of the outstanding shares of beneficial interest of the Trust.

INVESTMENT RESTRICTIONS

     The Portfolio's investment program is subject to a number of investment restrictions which reflect self-imposed standards as well as federal and state regulatory limitations. These restrictions are designed to minimize certain risks associated with investing in specified types of securities or engaging in certain transactions and to limit the amount of the Portfolio's assets which may be concentrated in any specific industry or issuer. The most significant of these restrictions provide that the Portfolio will not:

          (1) purchase securities of any one issuer (other than obligations of the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Portfolio's total assets would be invested in such issuer, except as permitted by Rule 2a-7 under the 1940 Act, as such rule may be amended from time to time, and except that the Portfolio may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order; or

          (2) borrow money or issue senior securities except (a) for temporary or emergency purposes (e.g., in order to facilitate the orderly sale of portfolio securities or to accommodate abnormally heavy redemption requests), the Portfolio may borrow money from banks or obtain funds by entering into reverse repurchase agreements, and (b) to the extent that entering into commitments to purchase securities in accordance with the Portfolio's investment program may be considered the issuance of senior securities. The Portfolio will not purchase securities while borrowings in excess of 5% of its total assets are outstanding.

     The foregoing investment restrictions of the Portfolio (as well as certain others set forth in the Statement of Additional Information) are matters of fundamental policy which may not be changed without the affirmative vote of a majority of the outstanding shares of the Portfolio.

      In addition to the restrictions described above, the Portfolio must also comply with the requirements of Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time, which govern the operations of money market funds, and may be more restrictive than the policies described herein. A description of further investment restrictions applicable to the Portfolio is contained in the Statement of Additional Information.

                               PURCHASE OF SHARES

Shares of the Class are sold on a continuing basis at their net asset value next determined after an order has been received by the Portfolio. As discussed below, the Trust reserves the right to reject any purchase order. Although there is no sales charge imposed on the purchase of shares of the Class, banks or other institutions may charge a recordkeeping, account maintenance or other fee to their customers, and beneficial holders of the shares should consult with the institutions maintaining their accounts to obtain a schedule of applicable fees. To facilitate the investment of proceeds of purchase orders, investors are urged to place their orders as early in the day as possible. Purchase orders will be accepted for execution on the day the order is placed, provided that the order is properly submitted and received by the Transfer Agent prior to 4:00 p.m. Eastern Time on a business day of the Portfolio. Purchase orders received after such time will be processed at the next day's net asset value. Following the initial investment, subsequent purchases of shares of the Class may also be made via AIM LINK--Registered Trademark-- Remote, a personal computer application software product. Shares of the Class will earn the dividend declared on the effective date of purchase.

      A "business day of the Portfolio" is any day on which both the Federal Reserve Bank of New York and The Bank of New York, the Trust's custodian bank, are open for business. The Portfolio, however, reserves the right to change the time for which purchases and redemption requests must be submitted to the Portfolio for execution on the same day or any day when the U.S. primary broker-dealer community is closed for business or trading is restricted due to national holidays. It is expected that The Bank of New York and the Federal Reserve Bank of New York will be closed during the next twelve months on Saturdays and Sundays, and on the observed holidays of New Year's Day, Martin Luther King Jr.'s Birthday, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.

      Shares of the Class are sold to customers of banks, certain broker-dealers and other financial institutions (individually, an "Institution" and, collectively, "Institutions"). Individuals, corporations, partnerships and other businesses that maintain qualified accounts at an Institution may invest in the Class. Each Institution will render administrative support services to its customers who are the beneficial owners of the Class. Such services may include, among other things, establishment and maintenance of shareholder accounts and records; assistance in processing purchase and redemption transactions in shares of the Class; providing periodic statements showing a customer's account balance in shares; distribution of Trust proxy statements, annual reports and other communications to shareholders whose accounts are serviced by the Institution; and such other services as the Trust may reasonably request. Institutions will be required to certify to the Trust that they comply with applicable state laws regarding registration as broker-dealers, or that they are exempt from such registration.

      Prior to the initial purchase of shares of the Class, an Account Application, which can be obtained from the Transfer Agent, must be completed and sent to the Transfer Agent at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Any changes made to the information provided in the Account Application must be made in writing or by completing a new form and providing it to the Transfer Agent. An investor must open an account in the Class through an Institution in accordance with procedures established by such Institution.

Each Institution separately determines the rules applicable to accounts in the Class opened with it, including minimum initial and subsequent investment requirements and the procedures to be followed by investors to effect purchases of the Class. The minimum initial investment is $1,000, and there is no minimum amount of subsequent purchases of the Class by an Institution on behalf of its customers. An investor who proposes to open a Portfolio account with an Institution should consult with a representative of such Institution to obtain a description of the rules governing such an account. The Institution holds shares of the Class registered in its name, as agent for the customer, on the books of the Institution. A statement with regard to the customer's shares in the Class is supplied to the customer periodically, and confirmations of all transactions for the account of the customer are provided by the Institution to the customer promptly upon request. In addition, the Institution sends each customer proxies, periodic reports and other information with regard to the customer's shares. The customer's shares are fully assignable and subject to encumbrance by the customer.

      All agreements which relate to a customer's account with an Institution are with the Institution. An investor may terminate his relationship with an Institution at any time, in which case an account in the investor's name will be established directly with the Portfolio and the investor will become a shareholder of record. In such case, however, the investor will not be able to purchase additional shares in the Class directly, except through reinvestment of dividends and distributions.

      Orders for the purchase of shares in the Class are placed by the investor with the Institution. The Institution is responsible for the prompt transmission of the order to the Trust. The Portfolio will normally be required to make immediate settlement in federal funds (member bank deposits with a Federal Reserve Bank) for portfolio securities purchased. Accordingly, payment for shares purchased by Institutions on behalf of their customers must be in federal funds. If an investor's order to purchase shares is paid for other than in federal funds, the Institution, acting on behalf of the investor, completes the conversion into federal funds (which may take two business days), or itself advances federal funds prior to conversion, and promptly transmits the order and payment in the form of federal funds to the Transfer Agent.

      Subject to the conditions stated above and to the Trust's right to reject any purchase order, orders will be accepted (i) when payment for shares purchased is received by The Bank of New York, the Trust's custodian bank, in the form described above and notice of such order is provided to the Transfer Agent or (ii) at the time the order is placed, if the Portfolio is assured of payment. Shares purchased by orders which are accepted prior to 4:00 p.m. Eastern Time will earn the dividend declared on the date of purchase.

      Federal Reserve wires should be sent as early in the day as possible in order to facilitate crediting to the shareholder's account. Any funds received with respect to an order which is not accepted by the Trust and any funds received for which an order has not been received will be returned to the sending Institution. An order must specify that it is for the purchase of "Shares of the Personal Investment Class of the Treasury Portfolio," otherwise any funds received will be returned to the sending Institution.

      The Trust reserves the right in its sole discretion to withdraw all or any part of the offering made by this Prospectus or to reject any purchase order.

                              REDEMPTION OF SHARES

A shareholder may redeem any or all of its shares of the Class at the net asset value next determined after receipt of the redemption request in proper form by the Trust. Redemption requests with respect to the Class may also be made via AIM LINK--Registered Trademark-- Remote. Normally, the net asset value per share of the Portfolio will remain constant at $1.00. See "Net Asset Value." Redemption requests with respect to shares are normally made through a customer's Institution.

      Payment for redeemed shares of the Class is normally made by Federal Reserve wire to the commercial bank account designated in the Institution's Account Application, but may be remitted by check upon request by a shareholder. If a redemption request is received by the Transfer Agent prior to 4:00 p.m. Eastern Time on a business day of the Portfolio, the redemption will be effected at the net asset value next determined on such day and the shares of the Class to be redeemed will not receive the dividend declared on the effective date of the redemption. If a redemption request is received by the Transfer Agent after 4:00 p.m. Eastern Time or on other than a business day of the Portfolio, the redemption will be effected at the net asset value of the Portfolio determined as of 4:00 p.m. Eastern Time on the next business day of the Portfolio, and the proceeds of such redemption will normally be wired on the effective day of the redemption. The Portfolio reserves the right to change the time for which redemption requests must be submitted to and received by the Transfer Agent for execution on the same day on any day when the U.S. primary broker-dealer community is closed for business or trading is restricted due to national holidays.

      A shareholder may change the bank account designated to receive redemption proceeds by written notice to the Trust. The authorized signature on the notice must be guaranteed by a commercial bank or a trust company. Additional documentation may be required when deemed appropriate by the Trust or the Transfer Agent.

      Shareholders may request a redemption by telephone. Neither the Transfer Agent nor FMC will be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the Account Application if they reasonably believe such request to be genuine but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), and mailings of confirmations promptly after the transaction.

      Payment for shares of the Class redeemed by mail and payment for telephone redemptions in amounts of less than $1,000 may be made by check mailed within seven days after receipt of the redemption request in proper form. The Trust may make payment for telephone redemptions in excess of $1,000 by check when it is considered to be in the Portfolio's best interest to do so.

      Shares of the Class are not redeemable at the option of the Trust unless the Board of Trustees of the Trust determines in its sole discretion that failure to so redeem may have materially adverse consequences to the shareholders of the Trust.

                                   DIVIDENDS

      Dividends from the net income of the Portfolio are declared daily to shareholders of record of the Class of the Portfolio as of immediately after 4:00 p.m. Eastern Time on the day of declaration. Net income for dividend purposes is determined daily as of 4:00 p.m. Eastern Time. The dividend accrued and paid for each class will consist of (a) income of the Portfolio, the allocation of which is based upon such class' pro rata share of the total outstanding shares representing an interest in the Portfolio, less (b) Portfolio expenses, such as custodian fees, trustees' fees and accounting and legal expenses, based upon such class' pro rata share of the net assets of the Portfolio, less (c) expenses directly attributable to such class, such as distribution expenses, if any, and transfer agency fees. Although realized gains and losses on the assets of the Portfolio are reflected in its net asset value, they are not expected to be of an amount which would affect its $1.00 per share net asset value for purposes of purchases and redemptions. See "Net Asset Value." Distributions from net realized short-term gains may be declared and paid yearly or more frequently. See "Taxes." The Portfolio does not expect to realize any long-term capital gains or losses in the Portfolio.

      All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. A shareholder may elect to have all dividends automatically reinvested in additional full and fractional shares of the Class at the net asset value as of 4:00 p.m. Eastern Time on the last business day of the month. Such election, or any revocation thereof, must be made in writing by the Institution to the Transfer Agent, 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173 and will become effective with dividends paid after its receipt by the Transfer Agent. If a shareholder redeems all the shares in its account at any time during the month, all dividends declared through the date of redemption are paid to the shareholder along with the proceeds of the redemption.

     The Portfolio uses its best efforts to maintain the net asset value per share of the Portfolio at $1.00 for purposes of sales and redemptions. See "Net Asset Value." Should the Trust incur or anticipate any unusual expense, loss or depreciation which could adversely affect the income or net asset value of the Portfolio, the Trust's Board of Trustees would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of the then prevailing circumstances. For example, under such unusual circumstances, the Board of Trustees might reduce or suspend the daily dividend in order to prevent to the extent possible the net asset value per share of the Portfolio from being reduced below $1.00. Thus, such expenses, losses or depreciation may result in a shareholder receiving no dividends for the period during which it held its shares of the Class and cause such a shareholder to receive upon redemption a price per share lower than the shareholder's original cost.

                                     TAXES

     The policy of the Portfolio is to distribute to its shareholders at least 90% of its investment company taxable income for each year and consistent therewith to meet the distribution requirements of Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Portfolio also intends to meet the distribution requirements imposed by the Code in order to avoid the imposition of a 4% excise tax. The Portfolio intends to distribute at least 98% of its net investment income for the calendar year and at least 98% of its net realized capital gains, if any, for the period ending on October 31. The Portfolio also intends to meet the other requirements of Subchapter M, including the requirements with respect to diversification of assets and sources of income, so that the Portfolio will pay no taxes on net investment income and net realized capital gains paid to shareholders.

     Dividends paid by the Portfolio are subject to taxation as of the date of payment, whether received by shareholders in cash or shares of the Class. The Code provides an exception to this general rule: if the Portfolio declares a dividend in October, November or December to shareholders of record in such months and pays the dividend during January of the next year, a shareholder will be treated for tax purposes as having received the dividend on December 31 of the year in which it is declared rather than in January when it is paid. It is anticipated that no portion of distributions will be eligible for the dividends received deduction for corporations. Dividends paid by the Portfolio from its net investment income and short-term capital gains are taxable to shareholders at ordinary income tax rates.

     The Portfolio will be treated as a separate corporation for purposes of determining taxable income, distribution requirements and other requirements of Subchapter M. Therefore, the Portfolio may not offset its gains against the losses of the other portfolio of the Trust and each portfolio of the Trust must specifically comply with all the provisions of the Code.

     Distributions and transactions referred to in the preceding paragraphs may be subject to state, local or foreign taxes, and the treatment thereof may differ from the federal income tax consequences discussed herein. Shareholders are advised to consult with their own tax advisors concerning the application of state, local or foreign taxes.

     Foreign persons who file a United States tax return after December 31, 1996 for a U.S. tax refund and who are not eligible to obtain a social security number must apply to the Internal Revenue Service ("IRS") for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or the Transfer Agent.

                                NET ASSET VALUE

     The net asset value per share of the Portfolio is determined daily as of 4:00 p.m. Eastern Time on each business day of the Portfolio. Net asset value per share is determined by dividing the value of the Portfolio's securities, cash and other assets (including interest accrued but not collected) less all its liabilities (including accrued expenses and dividends payable) by the number of shares outstanding of the Portfolio and rounding the resulting per share net asset value to the nearest one cent.

     The securities of the Portfolio are valued on the basis of amortized cost pursuant to rules promulgated by the SEC applicable to money market funds. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if the security were sold. During such periods, the daily yield on shares of the Portfolio computed as described in "Purchases and Redemptions -- Performance Information" in the Statement of Additional Information, may differ somewhat from an identical computation made by an investment company with identical investments utilizing available indications as to market value to value its portfolio securities.

                               YIELD INFORMATION

     Yield information for the Class can be obtained by calling the Trust at
(800) 877-4744. Yields will fluctuate from time to time and are not necessarily indicative of future results. Accordingly, the yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time. Yield is a function of the type and quality of the Portfolio's investments, the Portfolio's maturity and the operating expense ratio of the Class. A SHAREHOLDER'S INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT OR BY ANY OTHER INSTITUTION. These factors should be carefully considered by the investor before investing in the Portfolio.

     For the seven-day period ended August 31, 1997, the current yield and the effective yield of the Class (which assumes the reinvestment of dividends for a 365-day year and a return for the entire year equal to the annualized current yield for the period) were 5.07% and 5.20%, respectively, excluding capital gains distributions. These performance numbers are quoted for illustration purposes only. The performance numbers for any other seven-day period may be substantially different from those quoted above.

     To assist banks and other institutions performing their own sub-accounting, same day information as to the daily dividend per share for the Portfolio to eight decimal places and current yield normally will be available by 5:00 p.m. Eastern Time.

     From time to time and in its discretion, AIM or its affiliates may waive all or a portion of its advisory fees and/or assume certain expenses of the Portfolio. Such a practice will have the effect of increasing the Portfolio's yield and total return.

                            REPORTS TO SHAREHOLDERS

     The Trust furnishes shareholders with semi-annual reports containing information about the Portfolio and its operations, including a list of the investments held by the Portfolio and financial statements. The annual financial statements are audited by the Trust's independent auditors.

     Unless otherwise requested by the shareholder, each shareholder will be provided by its Institution a written confirmation for each transaction. Institutions establishing sub-accounts will receive a written confirmation for each transaction in a sub-account. Duplicate confirmations may be transmitted to the beneficial owner of the sub-account if requested by the Institution. The Institution will receive a periodic statement setting forth, for each sub-account, the share balance, income earned for the month, income earned for the year to date and the total current value of the account.

                            MANAGEMENT OF THE TRUST
BOARD OF TRUSTEES

     The overall management of the business and affairs of the Trust is vested with the Board of Trustees. The Board of Trustees approves all significant agreements between the Trust and persons or companies furnishing services to the Trust, including agreements with the Trust's investment advisor, distributor, custodian and transfer agent. The day-to-day operations of the Trust are delegated to the Trust's officers and to AIM, subject always to the objective and policies of the Trust and to the general supervision of the Trust's Board of Trustees. Information concerning the Board of Trustees may be found in the Statement of Additional Information. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM.

INVESTMENT ADVISOR

     A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, acts as the investment advisor for the Portfolio pursuant to a Master Investment Advisory Agreement dated as of February 28, 1997 (the "Advisory Agreement"). AIM was organized in 1976 and, together with its affiliates, manages or advises 55 investment company portfolios. Certain of the directors and officers of AIM are also trustees or executive officers of the Trust. AIM is a wholly owned subsidiary of AIM Management, a privately held corporation. AIM Management is a holding company engaged in the financial services business. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP PLC, a publicly-traded holding company that, through its subsidiaries, engages in the business of investment management on an international basis.

     Pursuant to the terms of the Advisory Agreement, AIM manages the investment of the Portfolio's assets and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. The Advisory Agreement requires AIM to reduce its fee to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Portfolio's shares are qualified for sale.

     For the fiscal year ended August 31, 1997, AIM received fees with respect to the Portfolio from the Trust under an advisory agreement previously in effect, which provided for the same level of compensation to AIM as the Advisory Agreement, which represented 0.06% of the Portfolio's average daily net assets. During such fiscal year, the expenses of the Class, including AIM's fees, amounted to 0.60% of the Class' average daily net assets.

ADMINISTRATIVE SERVICES

     The Trust has entered into a Master Administrative Services Agreement dated as of February 28, 1997 with AIM (the "Administrative Services Agreement"), pursuant to which AIM has agreed to provide or arrange for the provision of certain accounting and other administrative services to the Portfolio, including the services of a principal financial officer of the Trust and related staff. As compensation to AIM for its services under the Administrative Services Agreement, the Portfolio may reimburse AIM for expenses incurred by AIM in connection with such services.

FEE WAIVERS

     AIM or its affiliates may in its discretion from time to time agree to waive voluntarily all or any portion of its advisory fee and/or assume certain expenses of the Portfolio but will retain its ability to be reimbursed for such fee or expenses prior to the end of the fiscal year. FMC may in its discretion from time to time voluntarily agree to waive its 12b-1 fee, but will retain its ability to be reimbursed prior to the end of each fiscal year. AIM voluntarily reimbursed expenses of $24,200 on the Portfolio during the year ended August 31, 1997.

DISTRIBUTOR

     The Trust has entered into a Master Distribution Agreement dated as of February 28, 1997 (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly-owned subsidiary of AIM, to act as the exclusive distributor of the shares of the Class. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Certain trustees and officers of the Trust are affiliated with FMC. The Distribution Agreement provides that FMC has the exclusive right to distribute shares of the Trust either directly or through other broker-dealers. FMC is the distributor of several of the mutual funds managed or advised by AIM.

      FMC may, from time to time, at its expense, pay a bonus or other consideration or incentive to dealers or banks who sell a minimum dollar amount of the shares of the Class during a specific period of time. In some instances, these incentives may be offered only to certain dealers or institutions who have sold or may sell significant amounts of shares. The total amount of such additional bonus payments or other consideration shall not exceed .05% of the net asset value of the shares of the Class sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of shares of the Class or the amount received as proceeds from such sales. Sales of shares of the Class may not be used to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any jurisdiction.

DISTRIBUTION PLAN

      The Trust has adopted a Master Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Trust may compensate FMC in connection with the distribution of the shares of the Class an amount equal to 0.75% on an annualized basis of the average daily net assets of the Portfolio attributable to the Class. Such amounts may be expended when and if authorized by the Board of Trustees and may be used to finance such distribution-related services as expenses of organizing and conducting sales seminars, printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and costs of administering the Plan.

      Of the compensation paid to FMC under the Plan, payment of a service fee may be paid to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Class, in amounts of up to 0.25% of the average daily net assets of the Portfolio attributable to the Class which are attributable to the customers of such dealers or financial institutions. Payments to dealers and other financial institutions in excess of such amount and payments retained by FMC would be characterized as an asset-based sales charge pursuant to the Plan. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to the Class. The Plan does not obligate the Trust to reimburse FMC for the actual expenses FMC may incur in fulfilling its obligations under the Plan on behalf of the Class. Thus, under the Plan, even if FMC's actual expenses exceed the fee payable to FMC thereunder at any given time, the Trust will not be obligated to pay more than that fee. If FMC's expenses are less than the fee it receives, FMC will retain the full amount of the fee.

      The Plan requires the officers of the Trust to provide the Board of Trustees at least quarterly with a written report of the amounts expended pursuant to the Plan and the purposes for which such expenditures were made. The Board of Trustees shall review these reports in connection with their decisions with respect to the Plan.

      As required by Rule 12b-1 under the 1940 Act, the Plan was initially approved by the Trust's Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("Qualified Trustees"), on July 19, 1993. In approving the continuance of the Plan in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plan will benefit the Trust and the shareholders of the shares of the Class.

      The Plan may be terminated by a vote of a majority of the Qualified Trustees, or by a vote of a majority of the holders of the outstanding voting securities of the Class. Any change in the Plan that would increase materially the distribution expenses paid by the Class requires shareholder approval; otherwise the Plan may be amended by the trustees, including a majority of the Qualified Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Qualified Trustees is committed to the discretion of the Qualified Trustees.

PORTFOLIO TRANSACTIONS AND BROKERAGE

     AIM is responsible for decisions to buy and sell securities for the Portfolio, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Portfolio may also purchase securities from underwriters at prices which include a concession paid by the issuer to the underwriter.

     AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. To the extent that the executions and prices offered by more than one dealer are comparable, AIM may, in its discretion, effect transactions with dealers that furnish statistical, research or other information or services which are deemed by AIM to be beneficial to the Portfolio's investment programs. Certain research services furnished by dealers may be useful to clients of AIM other than the Portfolio. Similarly, any research services received by AIM through placement of portfolio transactions of other clients may be of value to AIM in fulfilling its obligations to the Portfolio.

                              GENERAL INFORMATION

ORGANIZATION AND DESCRIPTION OF SHARES

      The Trust is a Delaware business trust. The Trust was originally incorporated in Maryland on January 24, 1977, but had no operations prior to November 10, 1980. Effective December 31, 1986, the Trust was reorganized as a Massachusetts business trust; and effective October 15, 1993, the Trust was reorganized as a Delaware business trust. On October 15, 1993, the Portfolio succeeded to the assets and assumed the liabilities of the Treasury Portfolio (the "Predecessor Portfolio") of Short-Term Investments Co., a Massachusetts business trust ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Trust and STIC. All historical financial and other information contained in this Prospectus for periods prior to October 15, 1993 relating to the Portfolio (or a class thereof) is that of the Predecessor Portfolio (or the corresponding class thereof). Shares of beneficial interest of the Trust are divided into seven classes. Five classes, including the Class, represent interests in the Portfolio and two classes represent interests in the Treasury TaxAdvantage Portfolio. Each class of shares has a par value of $.01 per share. The other classes of the Trust may have different sales charges and other expenses which may affect performance. An investor may obtain information concerning the Trust's other classes by contacting FMC.

      All shares of the Trust have equal rights with respect to voting, except that the holders of shares of a particular portfolio or class will have the exclusive right to vote on matters pertaining solely to that portfolio or class. For example, holders of shares of a particular portfolio will have the exclusive right to vote on any investment advisory agreement or investment restriction that relates only to such portfolio. In addition, if a portfolio is divided into various classes, holders of shares of a particular class will have the exclusive right to vote on any matter, such as distribution arrangements, which relates solely to such class. The holders of shares of the Portfolio have distinctive rights with respect to dividends and redemption which are more fully described in this Prospectus. In the event of liquidation or termination of the Trust, holders of shares of each portfolio will receive pro rata, subject to the rights of creditors, (a) the proceeds of the sale of the assets held in the respective portfolio to which such shares relate, less (b) the liabilities of the Trust attributable or allocated to the respective portfolio based on the liquidation value of the portfolio. Fractional shares of each portfolio have the same rights as full shares to the extent of their proportionate interest.

      There will not normally be annual shareholders' meetings. Shareholders may remove trustees from office by votes cast at a meeting of shareholders called solely for such purpose or by written consent. A meeting of shareholders for the sole purpose of considering removal of a trustee shall be called at the request of the holders of 10% or more of the Trust's outstanding shares.

     As of December 1, 1997, Cullen/Frost Discount Brokers was the owner of record of 66.08%, and The Bank of New York was the owner of record of 27.42%, of the outstanding shares of the Class. As long as each of Cullen/Frost Discount Brokers and The Bank of New York owns over 25% of such shares, it may be presumed to be in "control" of the Personal Investment Class of the Treasury Portfolio as defined in the 1940 Act.

      There are no preemptive or conversion rights applicable to any of the Trust's shares. The Trust's shares, when issued, will be fully paid and non-assessable. The Board of Trustees may create additional portfolios or classes of the Trust without shareholder approval.

TRANSFER AGENT AND CUSTODIAN

      The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, acts as custodian for the portfolio securities and cash of the Portfolio. A I M Institutional Fund Services, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, acts as transfer agent for shares of the Class. It is currently anticipated that, effective on or about December 29, 1997, A I M Fund Services, Inc., a wholly owned subsidiary of AIM and a registered transfer agent, will become the transfer agent to the Trust.

LEGAL COUNSEL

      The law firm of Ballard Spahr Andrews & Ingersoll, Philadelphia, Pennsylvania, serves as counsel to the Trust and passes upon legal matters for the Trust.

SHAREHOLDER INQUIRIES

      Shareholder inquiries concerning the status of an account should be directed to the Trust at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or may be made by calling (800) 877-4744.

OTHER INFORMATION

      This Prospectus sets forth basic information that investors should know about the Trust and the Portfolio prior to investing. A Statement of Additional Information has been filed with the SEC. Copies of the Statement of Additional Information are available upon request and without charge by writing or calling the Trust or FMC. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted herein, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

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
SHORT-TERM INVESTMENTS TRUST         SHORT-TERM
11 Greenway Plaza, Suite 100         INVESTMENTS TRUST
Houston, Texas 77046-1173
(800) 877-4744                       PERSONAL
                                     OF THE
INVESTMENT ADVISOR                   TREASURY PORTFOLIO               PROSPECTUS
A I M ADVISORS, INC.
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173                                      DECEMBER 17, 1997
(713) 626-1919

DISTRIBUTOR
FUND MANAGEMENT COMPANY
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173
(800) 877-4744

AUDITORS
KPMG PEAT MARWICK LLP
700 Louisiana
Houston, Texas 77002

CUSTODIAN
THE BANK OF NEW YORK
90 Washington Street
11th Floor
New York, New York 10286

TRANSFER AGENT
A I M INSTITUTIONAL FUND
  SERVICES, INC.
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173

NO PERSON HAS BEEN AUTHORIZED TO
GIVE ANY INFORMATION OR TO MAKE
ANY REPRESENTATIONS NOT CONTAINED
IN THIS PROSPECTUS IN CONNECTION
WITH THE OFFERING MADE BY THIS
PROSPECTUS, AND IF GIVEN OR MADE,
SUCH INFORMATION OR REPRESENTATIONS
MUST NOT BE RELIED UPON AS HAVING
BEEN AUTHORIZED BY THE FUND OR
THE DISTRIBUTOR. THIS PROSPECTUS
DOES NOT CONSTITUTE AN OFFER IN
ANY JURISDICTION TO ANY PERSON
TO WHOM SUCH OFFERING MAY NOT        [LOGO APPEARS HERE]
LAWFULLY BE MADE.                    FUND MANAGEMENT COMPANY